Insurance Risk Management	12 Months Ended
Dec. 31, 2025
Insurance Contracts [Abstract]
Insurance Risk Management

7. Insurance Risk Management
7.A Insurance Risk
Risk Description
Insurance risk is the uncertainty of product performance due to actual experience emerging differently than expected in the areas of mortality, morbidity and longevity. In addition, policyholder behaviour, product design and pricing, expense and reinsurance risks impact multiple risk categories, including insurance risk.
Insurance Risk Management Governance and Control
We employ a wide range of insurance risk management practices and controls, as outlined below:
•Insurance risk governance practices are in place, including independent monitoring and review and reporting to senior management and the Risk Committee.
•Income and regulatory capital sensitivities are monitored, managed and reported against pre-established risk appetite limits for policyholder behaviour, mortality, morbidity and longevity risks.
•Comprehensive Insurance Risk Policy, guidelines and practices are in place.
•The global underwriting manual aligns underwriting practices with our corporate risk management standards and ensures a consistent approach in insurance underwriting.
•Board-approved maximum retention limits are in place. Amounts issued in excess of these limits are reinsured.
•Detailed procedures, including criteria for approval of risks and for claims adjudication are established and monitored for each business segment.
•Underwriting and risk selection standards and procedures are established and overseen by the corporate underwriting and claims risk management function.
•Diversification and risk pooling is managed by aggregation of exposures across product lines, geography and distribution channels.
•Reinsurance is used to limit losses, minimize exposure to significant risks and to provide additional capacity for growth.
•The Insurance Risk Policy and Investment & Credit Risk Policy establish acceptance criteria and protocols to monitor the level of reinsurance ceded to any single reinsurer or group of reinsurers.
•Reinsurance counterparty risk is monitored, including annual reporting of reinsurance exposure to the Risk Committee.
•Various limits, restrictions and fee structures are introduced into plan designs in order to establish a more homogeneous policy risk profile and limit potential for anti-selection.
•Regulatory solvency requirements include risk-based capital requirements and are monitored regularly.
•The Product Design and Pricing Policy requires detailed risk assessment and pricing provision for material risks.
•Company specific and industry level experience studies and drivers of earnings analysis are monitored and factored into valuation, renewal and new business pricing processes.
•Stress-testing techniques, such as FCT, are used to measure the effects of large and sustained adverse movements in insurance risk factors.
•Insurance contract liabilities are established in accordance with IFRS.
•Internal capital targets are established at an enterprise level to cover all risks and are above minimum regulatory and supervisory levels.

The concentration for insurance risks is monitored geographically and its adverse effect is mitigated through a diversified product portfolio, product design, underwriting standards and practices, utilizing reinsurance as well as the Company's global operation. Specific to the reinsurance risk, the concentration is measured by aggregating the exposure to each reinsurance counterparty across all Business Groups to ensure it does not exceed a predefined risk level.

Specific insurance risks and our risk management strategies are discussed below in further detail.
7.A.i Policyholder Behaviour Risk
Risk Description
Many of our products include some form of embedded policyholder option. We can incur losses due to adverse policyholder behaviour relative to the assumptions used in the pricing and valuation of products regarding lapse of policies or exercise of other embedded policy options.

Uncertainty in policyholder behaviour can arise from several sources including:
•Unexpected events in the policyholder's life circumstances;
•The general level of economic activity (whether higher or lower than expected);
•Changes in the financial and capital markets;
•Changes in pricing and availability of current products;
•The introduction of new products, changes in underwriting technology and standards;
•Changes in our financial strength or reputation.

Uncertainty in future cash flows affected by policyholder behaviour can be further exacerbated by unexpected behaviour during times of economic turbulence or at key option exercise points in the life of an insurance contract.
Policyholder Behaviour Risk Management Governance and Control
Various types of provisions are built into many of our products to reduce the impact of uncertain policyholder behaviour. These provisions include:
•Surrender charges that adjust the payout to the policyholder by taking into account prevailing market conditions.
•Limits on the amount that policyholders can surrender or borrow.
•Restrictions on the timing of policyholders' ability to exercise certain options.
•Restrictions on both the types of funds policyholders can select and the frequency with which they can change funds.
Policyholder behaviour risk is also mitigated through reinsurance on some insurance contracts.

Internal experience studies are used to monitor, review and update policyholder behaviour assumptions as needed, which could result in updates to policy liabilities.
7.A.ii Mortality and Morbidity Risk
Mortality and morbidity risk is the risk that future experience could be unfavourable relative to the assumptions used in the pricing and valuation of products.

Mortality and morbidity risk could adversely affect many of our products which introduces the potential for adverse financial results. These risks can arise in the normal course of business through random fluctuation in realized experience, through catastrophes, as a result of a pandemic, or in association with other risk factors such as product development and pricing risk. Adverse mortality and morbidity experience could also occur through systemic anti-selection, which could arise due to poor plan design, or underwriting process failure or the development of investor-owned and secondary markets for life insurance policies. Adverse morbidity experience could also occur through external events such as increases in disability claims during economic slowdowns, increases in high medical treatment costs and growth in utilization of specialty drugs.
Mortality and morbidity concentration risk is the risk of a catastrophic event that could occur in geographic locations where there is significant insurance coverage, such as natural environmental disasters (for example, earthquakes), human-made disasters (for example, acts of terrorism, military actions, and inadvertent introduction of toxic elements into the environment) as well as epidemics.
Mortality and Morbidity Risk Management Governance and Control
Concentration risk exposure is monitored on group policies in a single location. We do not have a high degree of concentration risk to single individuals or groups due to our well-diversified geographic and business mix. The largest portion of mortality risk within the Company is in North America. Individual and group insurance policies are underwritten prior to initial issue and renewals, based on risk selection, plan design, and rating techniques.

Current legislation in Canada restricts insurers from requiring policyholders to take or release the results of genetic tests. If policyholders have access to the results of genetic tests and we do not, this creates asymmetry of information between policyholders and insurers, which could adversely impact mortality and morbidity experience and policyholder behaviour. This asymmetry of information may increase as genetic testing advances and becomes more accessible, giving rise to better diagnoses of conditions where treatments are expensive or non-existent. The asymmetry of information may lead to increased anti-selection in new business underwriting. There may also be an impact on policy lapse rates where adverse genetic testing results may motivate policyholders to retain their policies resulting in higher claims payouts than assumed in the pricing and valuation of products, as well as increased insurance rates which may result in loss of new and existing policyholders.

Detailed uniform underwriting procedures have been established to determine the insurability of applicants and to manage exposure to large claims. These underwriting requirements are regularly scrutinized against industry guidelines and oversight is provided through a corporate underwriting and claim management function. We are committed to paying claims fairly and promptly in accordance with the terms of our policies. Our claims management process is designed to ensure thorough evaluation of claims.

The Insurance Risk Policy, which is approved by the Risk Committee, sets out limits on the maximum amount of insurance risk per life that may be retained. Retention limits per life vary by geographic region and amounts in excess of the Board-approved maximum retention limits are reinsured to ensure there is no exposure to unreasonable concentration of risk.
•On a single life or joint-first-to-die basis our retention limit is $40 in Canada and US$40 outside of Canada.
•For survivorship life insurance, our maximum global retention limit is $50 in Canada and US$50 outside of Canada.
•In certain markets and jurisdictions, retention levels below the maximum are applied.

Reinsurance is utilized for numerous products in most business segments, and placement is done on an automatic basis for defined insurance portfolios and on a facultative basis for individual risks with certain characteristics.
7.A.iii Longevity Risk
Risk Description
Longevity risk is the potential for losses arising from adverse changes in mortality improvement rates relative to the assumptions used in the pricing and valuation of products. This risk can manifest itself slowly over time as socioeconomic conditions improve and medical advances continue. It could also manifest itself more quickly, for example, due to medical breakthroughs that significantly extend life expectancy.

Longevity risk affects contracts where benefits or costs are based upon the likelihood of survival and higher than expected improvements in insured life expectancy could therefore increase the ultimate cost of these benefits (for example, annuities, pensions, pure endowments, some segregated funds, and specific types of health contracts), thereby requiring strengthening of policyholder liabilities and resulting in reductions in net income and capital.
Longevity Risk Management Governance and Control
To improve management of longevity risk, we monitor research in the fields that could result in a change in expected mortality improvement. Stress-testing techniques are used to measure and monitor the impact of extreme mortality improvement on the aggregate portfolio of protection and wealth products.
7.A.iv Product Design and Pricing Risk
Risk Description
Product design and pricing risk is the risk a product does not perform as expected, causing adverse financial consequences. This risk may arise from deviations in realized experience versus assumptions used in the pricing of products. Risk factors include uncertainty concerning:
•Future investment yields
•Policyholder behaviour
•Mortality and morbidity experience
•Sales levels
•Mix of business
•Expenses
•Taxes

Although some of our products permit us to increase premiums or adjust other charges and credits during the life of the policy or contract, the terms of these policies or contracts may not allow for sufficient adjustments to maintain expected profitability. This could have an adverse effect on our profitability and capital position.

Products that offer complex features, options or guarantees require increasingly complex pricing models, methods or assumptions, leading to additional levels of uncertainty.
•The risk of mis-pricing increases with the number and inherent uncertainty of assumptions needed to model a product.
•Past experience data supplemented with future trend assumptions may be poor predictors of future experience.
•Lack of experience data on new products or new Client segments increases the risk that future actual experience unfolds differently from expected assumptions.
•External environmental factors may introduce new risk factors, which were unanticipated during product design, and have an adverse result on the financial performance of the product.
•Policyholder behaviour in the future may vary from that assumed at the time the product is designed, thereby adversely affecting the product's financial performance.
Product Design and Pricing Governance and Control
Our Product Design and Pricing Policy, approved by the Risk Committee, establishes the framework governing our product design and pricing practices and is designed to align our product offerings with our strategic objectives and risk-taking philosophy. Consistent with this policy, product development, design and pricing processes have been implemented throughout the Company. New products follow a stage-gate process with defined management approvals based on the significance of the initiative. Each initiative is subject to a risk assessment process to identify key risks and risk mitigation requirements and is reviewed by multiple stakeholders. Additional governance and control procedures are listed below:
•Pricing models, methods, and assumptions are subject to periodic peer reviews.
•Experience studies, drivers of earnings analysis, and product dashboards are used to monitor actual experience against those assumed in pricing and valuation.
•On experience rated, participating, and adjustable products, emerging experience is reflected through changes in policyholder dividend scales as well as other policy adjustment mechanisms such as premium and benefit levels.
•Limits and restrictions may be introduced into the design of products to mitigate adverse policyholder behaviour or apply upper thresholds on certain benefits.
7.A.v Expense Risk
Risk Description
Expense risk is the risk that future expenses are higher than the assumptions used in the pricing and valuation of products. This risk can arise from:
•General economic conditions;
•Unexpected increases in inflation;
•Slower than anticipated growth;
•Changes in availability of current products; or
•Reduction in productivity leading to increases in unit expenses.

Expense risk occurs in products where we cannot or will not pass increased costs onto the policyholder and will manifest itself in the form of a liability increase or a reduction in expected future profits.

From time to time, certain products or business segments may be closed for new sales (for example, individual protection business in the U.S.). Our ability to effectively manage the run-off of business in these products or business segments introduces additional risks, such as policyholder behaviour and expense risk, that may have an adverse effect on our operations, profitability and financial position.
Expenses Risk Management Governance and Control
We closely monitor expenses through an annual budgeting process and ongoing monitoring of any expense gaps between unit expenses assumed in pricing and actual expenses.
7.A.vi Reinsurance Risk
Risk Description
We purchase reinsurance for certain risks underwritten by our various insurance businesses. Reinsurance risk is the risk of financial loss due to adverse developments in reinsurance markets (for example, discontinuance or diminution of reinsurance capacity, or an increase in the cost of reinsurance), insolvency of a reinsurer or inadequate reinsurance coverage. While reinsurance arrangements provide for the recovery of claims arising from the liabilities ceded, we retain primary responsibility to the policyholders.
Rates for our in-force reinsurance treaties can be either guaranteed or adjustable for the life of the ceded policy. Changes in reinsurance market conditions, including actions taken by reinsurers to increase rates on existing and new coverage and our ability to obtain appropriate reinsurance, may adversely impact the availability or cost of maintaining existing or securing new reinsurance capacity, with adverse impacts on our business strategies, profitability and financial position. There is a possibility of rate increases or renegotiation of some of the legacy reinsurance contracts by our reinsurers, as the global reinsurance industry continues to review and optimize their business models. In addition, changes to the regulatory treatment of reinsurance arrangements could have an adverse impact on our capital position.
Reinsurance Risk Management Governance and Control
We have an Insurance Risk Policy approved by the Risk Committee and an Investment & Credit Risk Policy approved by the Governance Committee, which set acceptance criteria and processes to monitor and manage the level of reinsurance ceded to any single reinsurer. These policies are regularly reviewed and approved by the relevant Board Committee to ensure the alignment with our risk appetite levels and reinsurance risk guidelines.

The policies set the acceptance criteria which verify if a reinsurer qualifies as a suitable reinsurance counterparty, having the capability, expertise, governance practices and financial capacity to assume the risks being considered. In addition, a periodic due diligence is performed on the existing reinsurance counterparties, including an internal credit assessment for reinsurance counterparties with whom we have material exposure.

The exposure to each reinsurance counterparty is monitored closely to ensure that no single reinsurance counterparty represents an undue level of credit risk and does not exceed the predefined limits. In order to diversify our reinsurance risk, there is generally more than one reinsurance counterparty supporting a reinsurance pool. A summary of the reinsurance counterparty credit risk exposures is reported annually to the Risk Committee.

To further increase the reinsurance risk control, our reinsurance agreements include provisions to allow actions to be taken, such as recapture of ceded risk (at a potential cost to the Company), in the event that the reinsurance counterparty loses its legal ability to carry on business through insolvency or regulatory action.

In case of unfavourable developments in the reinsurance markets, we also have an option to discontinue or implement changes to the new sales of our products to better manage the associated risks.
7.B Sensitivity to Changes in Non-Financial Assumptions
The following table sets out the estimated immediate impact on, or sensitivity of, the CSM and net income to certain instantaneous changes in the insurance and other non-financial assumptions used in the calculation of our insurance contract liabilities, based on a starting point and business mix as at December 31, 2025 and December 31, 2024. These sensitivities are calculated independently for each risk factor, generally assuming that all other risk variables stay constant. The estimates are illustrative and different starting points for best estimate assumptions, CSM balances and business mix will result in different estimated sensitivities. These sensitivities represent our estimate of changes in best estimate assumptions that are reasonably likely based on our and/or the industry's historical experience and industry standards and best practices as at December 31, 2025 and December 31, 2024.

The impact on CSM is attributable to insurance contracts measured under the GMA and VFA. For insurance contracts measured under the GMA, the impact flows through the CSM at locked-in discount rates. For insurance contracts measured under the VFA, the impact flows through the CSM at current discount rates.

The impact on net income is attributable to any portion of the sensitivities for insurance contracts measured under the GMA and VFA that cannot be absorbed by CSM, the full impact for insurance contracts measured under the PAA, and the difference in impact between locked-in and current discount rates for insurance contracts measured under the GMA. If current discount rates are higher than locked-in rates, this generally results in a favourable impact to net income from contracts measured under the GMA.

As at December 31,	2025				2024
	Potential impact on CSM (pre-tax)		Potential impact on net income/equity (after-tax)		Potential impact on CSM (pre-tax)		Potential impact on net income/equity (after-tax)
Sensitivities(1)	Insurance contracts issued	Net of reinsurance contracts held	Insurance contracts issued	Net of reinsurance contracts held	Insurance contracts issued	Net of reinsurance contracts held	Insurance contracts issued	Net of reinsurance contracts held
Policyholder behaviour (10% increase / decrease, where adverse)	$(600)	$(800)	$—	$(25)	$(625)	$(800)	$25	$(25)
Life mortality rates (2% increase)	$(325)	$—	$(75)	$(75)	$(350)	$25	$(50)	$(75)
Annuity mortality rates (2% decrease)	$(200)	$(175)	$25	$25	$(200)	$(175)	$—	$—
Morbidity rates (5% incidence increase and 5% termination decrease)	$(300)	$(150)	$(250)	$(200)	$(250)	$(125)	$(250)	$(225)
Expenses (5% increase)	$(150)	$(150)	$(25)	$(25)	$(150)	$(150)	$(25)	$(25)

(1)    Net income and CSM sensitivities have been rounded in increments of $25. The sensitivities exclude the impacts on the income from our joint ventures and associates in China and India, which we account for on an equity basis.